CREDIT RISK AND CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2019
Risks And Uncertainties [Abstract]
Schedule of Customers Accounted for 10% or More of the Company's Net Revenues	The following customers accounted for 10% or more of the Company’s net revenues:
	For the years ended
	December 31,
	2019	2018	2017
Customer A	21%	28%	40%
Customer B	48%	58%	39%